Leases - Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	¥ 268,321	¥ 179,515	¥ 53,752
Short-term lease cost	420	4,249	2,291
Variable cost	9,166	6,396	1,557
Cash paid for operating leases	265,997	168,943	48,281
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 269,601	¥ 448,148	¥ 295,454